Cover	Mar. 20, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 20, 2025
Entity File Number	001-37390
Entity Registrant Name	Global Net Lease, Inc.
Entity Central Index Key	0001526113
Entity Tax Identification Number	45-2771978
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	650 Fifth Avenue
Entity Address, Address Line Two	30th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	332
Local Phone Number	265-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	GNL
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.25% Series A Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	GNL PR A
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6.875% Series B Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	GNL PR B
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.50% Series D Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	GNL PR D
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.375% Series E Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	GNL PR E
Security Exchange Name	NYSE